SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Sep. 30, 2019
SELECTED QUARTERLY FINANCIAL DATA
SELECTED QUARTERLY FINANCIAL DATA

14.         SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table provides selected quarterly financial data for the fiscal years ended September 30, 2019 and 2018:

	Quarters Ended
	December 31, 2018	March 31, 2019	June 30, 2019	September 30, 2019
Net sales	$—	$—	$—	$—

Gross profit	$—	$—	$—	$—

Operating loss	$(1,767,824)	$(1,507,366)	$(1,572,261)	$(1,524,305)

Net loss	$(2,600,237)	$169,962	$(1,289,162)	$(828,144)

Net income (loss) per share - basic and diluted	$(0.02)	$—	$(0.01)	$—

Weighted average shares - basic	161,057,300	163,285,738	168,396,553	172,575,820

Weighted average shares - diluted	161,057,300	168,620,980	168,396,553	172,575,820

	Quarters Ended
	December 31, 2017	March 31, 2018	June 30, 2018	September 30, 2018
Net sales	$—	$—	$—	$—

Gross profit	$—	$—	$—	$—

Operating loss	$(1,582,373)	$(2,013,845)	$(1,620,134)	$(2,233,415)

Net loss	$389,176	$(1,555,361)	$(2,212,640)	$(1,435,207)

Net (loss) per share - basic and diluted	$—	$(0.01)	$(0.01)	$(0.01)

Weighted average shares - basic	150,144,575	150,302,013	150,550,189	159,778,165

Weighted average shares - diluted	163,527,032	150,302,013	150,550,189	159,778,165